T. ROWE PRICE Institutional International Disciplined Equity Fund
January 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.3%
Common Stocks 1.3%
BHP Group (GBP)  79,394 2,785
Total Australia (Cost
$736
)
2,785
BELGIUM 2.4%
Common Stocks 2.4%
Groupe Bruxelles Lambert  61,164 5,232
Total Belgium (Cost
$4,805
)
5,232
CANADA 5.7%
Common Stocks 5.7%
Brookfield  60,800 2,262
Mainstreet Equity (1) 13,686 1,358
Power Corp. of Canada  135,900 3,686
Sprott Physical Gold & Silver Trust
(USD) (1) 110,660 2,043
Tricon Residential  351,319 3,050
Total Canada (Cost
$10,954
)
12,399
DENMARK 1.1%
Common Stocks 1.1%
H Lundbeck  637,296 2,368
Total Denmark (Cost
$2,651
)
2,368
FRANCE 9.0%
Common Stocks 9.0%
EssilorLuxottica  13,975 2,564
Eurofins Scientific  42,714 3,064
Sanofi  35,461 3,473
Schneider Electric  14,674 2,380
TotalEnergies  50,565 3,126
Verallia  66,197 2,444
Wendel  24,837 2,630
Total France (Cost
$13,936
)
19,681
GERMANY 9.6%
Common Stocks 6.7%
BASF  57,803 3,314
Bayer  52,906 3,293
Continental  39,011 2,739
Knorr-Bremse  36,814 2,420
Siemens  19,321 3,018
14,784
Preferred Stocks 2.9%
Henkel  48,563 3,462
Volkswagen  20,757 2,879
6,341
Total Germany (Cost
$18,879
)
21,125
Shares $ Value
(Cost and value in $000s)
HONG KONG 2.8%
Common Stocks 2.8%
CK Hutchison Holdings  547,692 3,486
Jardine Matheson Holdings (USD)  51,700 2,748
Total Hong Kong (Cost
$6,138
)
6,234
JAPAN 21.6%
Common Stocks 21.6%
Hoshizaki  118,000 4,242
Hoya  29,300 3,222
Japan Tobacco  166,400 3,393
Keyence  2,700 1,243
Kirin Holdings  272,800 4,204
Mitsubishi  96,300 3,225
Mitsubishi Electric  353,700 3,898
Nippon Sanso Holdings  16,400 268
Nippon Telegraph & Telephone  115,000 3,448
Otsuka Holdings  105,100 3,372
Shimadzu  123,500 3,795
Shimano  20,500 3,656
Sony Group  36,300 3,243
Suntory Beverage & Food  93,700 3,164
Tokyo Electron  8,600 3,006
Total Japan (Cost
$43,086
)
47,379
NETHERLANDS 7.5%
Common Stocks 7.5%
ASML Holding  5,160 3,414
EXOR (1) 39,624 3,150
HAL Trust  25,095 3,456
Heineken  32,602 3,258
Koninklijke Philips  178,205 3,077
Total Netherlands (Cost
$12,187
)
16,355
NORWAY 2.6%
Common Stocks 2.6%
Orkla  455,082 3,397
Storebrand  259,927 2,263
Total Norway (Cost
$5,503
)
5,660
PHILIPPINES 1.2%
Common Stocks 1.2%
ACEN  1,081,500 139
Ayala  186,270 2,422
Total Philippines (Cost
$3,101
)
2,561
SPAIN 2.9%
Common Stocks 2.9%
Amadeus IT Group, Class A (1) 38,752 2,442
Iberdrola  151,530 1,778

T. ROWE PRICE Institutional International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Red Electrica  122,748 2,172
Total Spain (Cost
$5,232
)
6,392
SWEDEN 5.9%
Common Stocks 5.9%
Industrivarden, Class C  123,914 3,265
Investor, Class B  169,100 3,286
L E Lundbergforetagen, Class B  70,169 3,249
Millicom International Cellular,
SDR (1) 180,645 3,095
Total Sweden (Cost
$10,218
)
12,895
SWITZERLAND 8.3%
Common Stocks 8.3%
Barry Callebaut  1,610 3,364
Cie Financiere Richemont  16,660 2,568
Nestle  36,929 4,506
Novartis  37,369 3,378
Roche Holding  14,356 4,482
Total Switzerland (Cost
$12,855
)
18,298
Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 12.1%
Common Stocks 12.1%
Great Portland Estates  369,432 2,599
GSK  174,218 3,060
HSBC Holdings  496,490 3,658
Mondi  98,521 1,858
National Grid  169,594 2,156
Rolls-Royce Holdings (1) 1,231,426 1,611
Shell  107,102 3,144
Smith & Nephew  236,287 3,263
Taylor Wimpey  1,199,098 1,740
Unilever (EUR)  65,853 3,343
Total United Kingdom (Cost
$24,129
)
26,432
SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.9%
T. Rowe Price Government Reserve
Fund, 4.36% (2)(3) 10,691,620 10,692
Total Short-Term Investments
(Cost $10,692) 10,692
Total Investments in
Securities 98.9%
(Cost $185,102) $ 216,488
Other Assets Less Liabilities 1.1% 2,482
Net Assets 100.0% $ 218,970
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
EUR Euro
GBP British Pound
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Institutional International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 140++
Totals $ —# $ — $ 140+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 16,332  ¤  ¤ $ 10,692
Total $ 10,692^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $140 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,692.

T. ROWE PRICE Institutional International Disciplined Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional International Disciplined Equity Fund  (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation

T. ROWE PRICE Institutional International Disciplined Equity Fund

Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E177-054Q1 01/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,043 $ 197,412 $ — $ 199,455
Preferred Stocks — 6,341 — 6,341
Short-Term Investments 10,692 — — 10,692
Total $ 12,735 $ 203,753 $ — $ 216,488